Long-Term Debt - Components (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term debt
Long-term debt	$ 41	$ 48	$ 54
Capital lease
Long-term debt
Long-term debt		$ 48	$ 54
Interest rate (as a percent)		6.78%	6.78%